Cash and Restricted Cash	12 Months Ended
Mar. 31, 2023
Cash And Cash Equivalents Abstract
Cash and Restricted Cash [Text Block]

4. Cash and Restricted Cash

As at March 31, 2023 the Company has a cash balance of $600,402 and as at March 31, 2022 the Company had a cash and restricted cash balance of $6,888,322, which is comprised of cash totaling $884,784 and restricted cash of $5,949,985 associated with deposits under a customer contract and restricted cash of $53,553 related to a contract for the sale of vehicles that was returned to the Company in June 2022. Both of these amounts were on deposit at major financial institutions in the United States. The Company has no cash equivalents as at March 31, 2023 or at March 31, 2022.